Subsequent Events (Narrative) (Details) - USD ($) $ in Millions	Apr. 15, 2018	May 10, 2018	Mar. 31, 2018
Subsequent Event [Line Items]
Coupon rate			5.875%
Convertible Senior Subordinated Notes | April 2013 Notes
Subsequent Event [Line Items]
Coupon rate			1.25%
Convertible Senior Subordinated Notes | April 2013 Notes | Subsequent Event
Subsequent Event [Line Items]
Coupon rate	1.25%
Repayments of convertible debt	$ 60.4
Principal amount of debt prepaid	$ 60.0
LIBOR | Interest Rate Swap | Subsequent Event
Subsequent Event [Line Items]
Fixed interest rate		2.915%
Notional amount		$ 1,000.0